Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies
Significant Accounting Policies
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements are prepared in accordance with U.S generally accepted accounting principles ("U.S. GAAP").

a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

b.	Financial statements in U.S. dollars ("dollars"):

A majority of the Company's revenues are generated in dollars. In addition, most of the Company's costs are denominated and determined in dollars. The Company's management believes that the dollar is the currency in the primary economic environment in which the Company operates. Thus, the functional and reporting currency of the Company is the dollar.

Accordingly, monetary accounts maintained in currencies other than the dollar are remeasured into dollars in accordance with Accounting Standards Codification ("ASC") 830, "Foreign Currency Matters". All transaction gains and losses from the remeasurement of monetary balance sheet items are reflected in the statement of operations as appropriate.

c.	Principles of consolidation:

The consolidated financial statements include the accounts of Alvarion Ltd. and its wholly-owned subsidiaries. Intercompany transactions and balances, including profits from intercompany sales not yet realized outside the Company, have been eliminated in consolidation.

d.	Cash equivalents:

Cash equivalents are short-term highly liquid investments that are readily convertible to cash, with maturities of three months or less at the date acquired.

e.	Short-term bank deposits:

Bank deposits with maturities of more than three months and up to one year were included in short-term bank deposits. As of December 31, 2010 and 2011, most of the bank deposits are in U.S. dollars and bore interest at a weighted average interest rate of 0.81% and 2.48%, respectively. The deposits are presented at their cost, including accrued interest.

f.	Held-to-maturity securities:

The Company accounts for investments in debt securities in accordance with ASC 320 "Investments - Debt and Equity Securities".

Management determines the appropriate classification of its investments in debt securities at the time of purchase and reevaluates such determinations at each balance sheet date. Debt securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity, and are stated at amortized cost. The amortized cost of held-to-maturity securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization, impairment of value judged to be other than temporary, and interest are included in financial income, net.

For the years ended December 31, 2009, 2010 and 2011, all securities covered by ASC 320 were designated by the Company's management as held-to-maturity.

The Company recognizes an impairment charge when a decline in the fair value of its investments below the amortized cost basis is judged to be other-than-temporary. The Company periodically assesses whether its investments with unrealized losses are other than temporarily impaired.

Under the impairment model, an other-than-temporary impairment loss is recognized in earnings when the Company does not expect to recover the entire amortized cost basis of the security (that is, a credit loss exists). The amount of impairment to be recognized in earnings is limited to the amount related to credit losses, while impairment related to other factors is recognized in other comprehensive income.

For the years ended December 31, 2009, 2010 and 2011, no other-than-temporary impairment losses have been identified.

g.	Inventories:

The Company manages its inventory according to the FIFO method.

Inventories are stated at the lower of cost or market value. Cost is determined as follows:

Raw materials and components - using the "weighted moving average cost" method.

Work in progress and finished products are based on the cost of raw materials and components used and the cost of production including labor and overhead calculated on a periodic basis.

Inventory write-offs have been provided to cover risks arising from dead and slow moving items, technological obsolescence and excess inventories according to revenue forecasts.

During 2009, 2010 and 2011, the Company recorded inventory write-off for inventory and for inventory purchase commitments, for inventory no longer required in a total amount of $ 3,993, $ 4,897 and $ 2,580, respectively.

In 2009, 2010 and 2011, approximately $ 578, $ 388 and $ 375, respectively, of inventory previously written-off was used as product components in the Company's ordinary production course and was sold as finished goods to end users. The sales of these related manufactured products were reflected in the Company's revenues without an additional charge to the cost of sales in the period in which the inventory was utilized.

h.	Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%

Office furniture and equipment	6 - 15
Computers and electronic equipment	14 - 33
Motor vehicles	15
Leasehold improvements	Over the shorter of the related lease period or the life of the asset

i.	Impairment of long-lived assets:

The Company's property and equipment and certain identifiable intangible assets are reviewed for impairment in accordance with ASC 360, "Property, Plant, and Equipment", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Intangible assets that are not considered to have an indefinite useful life have been amortized using the straight-line basis over their estimated useful lives (Customer relationship 6 years and Technology 4-12 years). Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets (or asset group) exceeds the fair value of the assets (or asset group). For the year ended December 31, 2009, no impairment losses were recorded. As of December 31, 2010, all of the Company's intangible assets have been amortized or written off. In November 2011 due to the completion of Wavion acquisition, the Company recorded intangible assets in an amount of $22,009. Since the acquisition date, no indications for impairment have been noted.

j.	Goodwill:

The Company reviews goodwill for impairment annually and whenever events or changes in circumstances indicate its carrying value may not be recoverable in accordance with ASC 350 "Intangibles -  Goodwill and Others".

Goodwill impairment testing is a two-step process. The first step involves comparing the fair value of a company's reporting units to their carrying amount. If the fair value of the reporting unit is determined to be greater than its carrying amount, there is no impairment. If the reporting unit's carrying amount is determined to be greater than the fair value, the second step must be completed to measure the amount of impairment, if any. Step two calculates the implied fair value of goodwill by deducting the fair value of all tangible and intangible assets, excluding goodwill, of the reporting unit from the fair value of the reporting unit as determined in step one. The implied fair value of the goodwill in this step is compared to the carrying value of goodwill. If the implied fair value of the goodwill is less than the carrying value of the goodwill, an impairment loss equivalent to the difference is recorded.

For purposes of testing goodwill in accordance with ASC 350 for the year ended December 31, 2010, the Company operated in one operating segment, and this segment comprises of a single reporting unit. During 2010, the global economic downturn had negatively affected the Company's results of operations with  a significant reduction in the Company's market capitalization. In calculating the fair value of the reporting unit, the Company used Discounted Cash Flow (DCF) approach. The Company further applied a market approach, using multiples of earnings, to corroborate the results achieved in the estimated discounted cash flows model. As a result of performing step two, the Company's implied fair value of the reporting unit goodwill has decreased to zero.

For the year ended December 31, 2009 no impairment losses were recorded; In 2010, the Company recorded impairment of the outstanding Goodwill balance in the amount of $ 57,106.

The acquisition of Wavion in November 2011 has been incorporated into the single reportable segment of the Company. Nevertheless, Wavion's full integration into the activity of the Company has not yet been completed. As part of Wavion acquisition, the Company recorded goodwill in amount of  $13,087. Since the transaction occurred in November 2011, there are no indicators of impairment at December 31, 2011 and no outstanding Goodwill balances remained prior to the acquition, no annual impairment test has been completed and no impairment has been recorded in 2011.

k.	Income taxes:

The Company accounts for income taxes in accordance with ASC 740, "Income Taxes". This guidance prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to the amount that is more likely than not to be realized. The operating expenses for the year ended December 31, 2009 includes $ 783 income tax expenses respectively. These expenses were not presented in income tax due to immateriality.

The Company implements a two-step approach to recognize and measure uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% (cumulative basis) likely to be realized upon ultimate settlement.

The Company recognizes interest, if any, related to unrecognized tax benefits in financial expenses. The Company recognizes penalties, if any, related to unrecognized tax benefits for the year ended December 31, 2009 in general and administrative expenses and for the years ended December 31, 2010 and 2011 in taxes on income.

l.	Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718 Compensation - Stock Compensation. ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statements of operations.

During 2008, the Company granted 963,000 options at par value and Restricted Shares Unit to Management and Senior Executives, the vesting of which is subject to the Company achieving certain performance related ratios, 33% of each grant's vesting being accrued respectively on February 28, 2010, February 28, 2011 and February 28, 2012. The Company accounts for these grants in accordance  with ASC 718 and  estimates the fair value of equity based payment awards only when the achieving the performance criteria is probable. As of December 31, 2011, the performance related ratios for the first and second installments have not  achieved, and the corresponding part (66%) of the grant has been cancelled. Further, the Company estimates that it is less than probable that the last installments' performance related ratio criteria will be achieved and has not recorded any expenses related to this equity based award.  Subsequent to balances sheet date, the February 2012 performance criteria has not been met and an additional corresponding (33%) of the grant has been cancelled.

The Company recognizes compensation expenses for the value of its awards granted based on the straight line method over the requisite service period of each of the awards, net of estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The Company estimates the fair value of stock options granted under ASC 718 using the Black-Scholes-Merton option-pricing model that uses the weighted-average assumptions noted in the following table. The Company values restricted stock units and options granted at par value based on the market value of the underlying shares at the date of grant.

Expected volatility is based on historical volatility that is representative of future volatility over the expected term of the options. In 2009, 2010 and 2011, the expected term of options granted is estimated based on historical experience and represents the period of time that options granted are expected to be outstanding. The risk free interest rate is based on the yield of U.S. treasury bonds with equivalent terms. The dividend yield is based on the Company's historical and future expectation of dividends payouts. Historically, the Company has not paid cash dividends and has no foreseeable plans to pay cash dividends in the future.

	Year ended December 31,
	2009	2010	2011

Volatility	56.1%	56.5%	59.4%
Risk-free interest rate	2.5%	1.45%	1.40%
Dividend yield	0%	0%	0%
Expected term	4.7 years	4.47 years	4.21 years
Average Forfeiture rate	8%	13%	19%

The Company's annual compensation cost for the years ended December 31, 2009, 2010 and 2011 totaled $ 4,246, $ 3,334 and $ 3,153, respectively.

The total equity-based compensation expense related to all of the Company's equity-based awards, recognized for the years ended December 31, 2009, 2010 and 2011, was comprised as follows:

	Year ended December 31,
	2009	2010	2011

Cost of goods sold	$331	$434	$295
Research and development	1,553	780	495
Sales and marketing	1,204	733	775
General and administrative	1,158	1,387	1,588

Equity-based compensation expenses	$4,246	$3,334	$3,153

m.	Revenue recognition:

The Company generates revenues from sales of products, which include hardware and software,  professional services and maintenance. Professional services include mainly installation, project management,  consulting and training. The Company sells its products directly through its sales force and indirectly through a global network of distributors, system integrators and strategic partners, all of whom are considered end-users.

Revenues from maintenance and professional services are recognized ratably over the contractual period or as services are performed, respectively.

Revenues from products are recognized in accordance with ASC 605-10-S99-1 ("Revenue Recognition") and with ASC 605-25 "Multiple-Element Arrangements" as amended by ASU 2009-13, when the following criteria are met: persuasive evidence of an arrangement exists, delivery has occurred, the seller's price to the buyer is fixed or determinable, no further obligation exists and collection is probable.

The Company generally does not grant a right of return. However, the Company has granted to certain distributors limited rights of return on unsold products. Product revenues on shipments to these distributors are recognized based on their history of actual returns provided that all other revenue recognition criteria are met.

Starting January 1, 2011 the Company adopted the guidance of ASU 2009-13 "Multiple-Deliverable Revenue Arrangements", (amendments to FASB ASC Topic 605, Revenue Recognition) ("ASU 2009-13") and ASU 2009-14, "Certain Revenue Arrangements That Include Software Elements", (amendments to FASB ASC Topic 985, Software) ("ASU 2009-14"). ASU 2009-13 requires entities to allocate revenue in an arrangement using estimated selling prices of all deliverables in an arrangement based on a selling price hierarchy. The amendment eliminates the residual method of revenue allocation and requires revenue to be allocated using the relative selling price method. ASU 2009-14 removes tangible products from the scope of software revenue guidance and provides guidance in determining whether software deliverables in an arrangement that includes a tangible product are covered by the scope of the software revenue guidance. Company's management determined that the software is incidental to the product as a whole and therefore ASC 985-605 and ASU 2009-14 should not apply.

The Company prospectively applied these provisions to all revenue arrangements entered into or materially modified after January 1, 2011. This guidance does not generally change the units of accounting for the Company's revenue transactions. Most products and services qualify as separate units of accounting and the revenue is recognized when the applicable revenue recognition criteria are met. The Company's arrangements generally do not include any provisions for cancellation, termination, or refunds that would significantly impact recognized revenue. While certain of the Company's bundled products are now accounted for following the ASU 2009-13 amendments to ASC 605, the impact of the adoption of these standards was immaterial in 2011 and is expected to remain so in periods after adoption.

The Company's revenue recognition policies provide that, when a sales arrangement contains multiple elements, the Company allocates revenue to each element based on a selling price hierarchy. The selling price for a deliverable is based on its vendor specific objective evidence ("VSOE"), if available, third party evidence ("TPE") if VSOE is not available, or estimated selling price ("ESP") if neither VSOE nor TPE is available. The Company establishes VSOE of selling price using the price charged for a deliverable when sold separately and, when they have not yet sold the deliverable separately, using the price established by management having the relevant authority. When VSOE cannot be established, the Company establishes selling price of each element based on TPE. TPE is determined based on competitor prices for similar deliverables when sold separately. The best estimate of selling price is established considering several external and internal factors including, but not limited to, historical sales, pricing practices and geographies in which the Company offers its products. The determination of ESP is judgmental.

For arrangements which include multiple elements, the Company considers the sale of equipment, professional services and maintenance to be three separate units of accounting in the arrangement in accordance with ASC 605-25, Since all three elements have value to the customer on a standalone basis.

Equipment includes the software as the software is deemed incidental to the product as a whole. The Equpiment element price was obtained by using management's best estimate based on the historical prices sold by the Company. The historical prices have been allocated based on product and region, due to variances between the regions in which the products have been sold.

Professional Services prices were based on TPE for which the Company has accumulated the prices from its suppliers throughout the year.

Maintenance price has been established using VSOE of the selling price of maintenance services, based on the price charged when sold separately at renewal.

In transactions where a customer's contractual terms include a provision for customer acceptance, revenues are recognized either when such acceptance has been obtained or the acceptance provision has lapsed.

Advances from customers include advances and payments received from customers, for which revenue has not yet been recognized.

n.	Warranty costs:

The Company provides a 14 to 21 month warranty period for all of its products lines. The specific terms and conditions of a warranty vary depending upon the product sold and customer it is sold to. The Company estimates the costs that may be incurred under its warranty and records a liability in the amount of such costs at the time a product is delivered. Factors that affect the Company's warranty liability include the number of units, historical rates of warranty claims and cost per claim. The Company periodically assesses the adequacy of its recorded warranty liabilities and adjusts the amounts as necessary.

Changes in the Company's warranty allowance during the period are as follows:

	Year ended December 31,
	2009	2010	2011

Balance at the beginning of the year	$3,186	$1,880	$1,605
Warranties issued during the year	1,552	1,447	500
Settlements/adjustments made during the year	(2,858)	(1,722)	(1,457)

Balance at the end of the year	$1,880	$1,605	$648

o.	Research and development:

Research and development costs, net of participation funding received and grants, are charged to the statement of operations as incurred. See also Note 15b.

p.	Participations and grants:

Grants and participations received for funding approved research and development projects are recognized at the time the Company is entitled to such grants, on the basis of the costs incurred and included as a deduction from research and development costs.

q.	Severance pay and long term employee liabilities:

The Company's agreements with the majority of its employees in Israel are under section 14 of the Severance Pay Law -1963. The Company's contributions for severance pay shall be instead of its severance liability. Upon contribution of the full amount from the employee's monthly salary, no additional calculations shall be conducted between the parties regarding the matter of severance pay and no additional payments shall be made by the Company to the employee. Further, the related obligation and amounts deposited on behalf of such obligation are not stated on the balance sheet, as the Company is legally released from obligation to employees once the deposit amounts have been paid.

Additional payments have been paid to Company's employees at the time of termination by the Company. The estimation of those payments is appropriately recorded as a liability at each of the balance sheet date.

Severance pay expenses for the years ended December 31, 2009, 2010 and 2011 were $ 3,059, $ 3,059 and $ 2,218, respectively.

r.	Advertising expenses:

Advertising expenses are carried to the statement of operations as incurred. Advertising expenses for the years ended December 31, 2009, 2010 and 2011 were $ 1,923, $ 1,652 and $ 1,094, respectively.

s.	Basic and diluted net loss per share:

Basic net loss per share is computed based on the weighted average number of Ordinary shares outstanding during each year. The diluted net earnings per share are computed based on the weighted average number of Ordinary shares outstanding during each year plus dilutive potential equivalent Ordinary shares considered outstanding during the year, in accordance with ASC 260, "Earnings Per Share". For the years ended December 31, 2009, 2010 and 2011, all outstanding options to purchase shares were excluded from the calculation of diluted loss per share because their effect on the loss per share is anti-dilutive.

t.	Concentration of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, short-term bank deposits, marketable securities, trade receivables and foreign currency derivative contracts.

The majority of the Company's cash and cash equivalents and short-term bank deposits are invested in U.S. dollar deposits with major U.S., European and Israeli banks, and the foreign currency derivative contracts are with the same banks. Deposits in the U.S. may be in excess of insured limits and are not insured in other jurisdictions. Generally cash and cash equivalents and short term deposits may be redeemed on demand and therefore low credit risk exists with respect to these investments.

The Company's marketable securities include investments in debentures of U.S. corporations and U.S. government agencies.

Since the turmoil in capital markets the Company tightened its control and monitoring over its marketable securities portfolio in order to minimize potential risks. Such measures included among others: Company's investment policy is approved by the Investment Committee, limits on the amount the Company may invest in any one type of investment or issuer and the grade of the security, thereby reducing credit risk concentrations.

The trade receivables of the Company are derived from sales to customers located primarily in North and South America, Asia Pacific, Africa and Europe and represent amounts with maturity dates of less than one year. Customers  balances with maturity dates exceeding one year, are disclosed as Long Term Trade Receivables. Under certain circumstances, the Company and its subsidiaries may require letters of credit, other collateral, additional guarantees or advance payments. The Company obtains credit insurance where applicable. The Company and its subsidiaries perform ongoing credit evaluations of their customers and establish an allowance for doubtful accounts based upon a specific review of their accounts.

Allowance for doubtful accounts amounted to $ 5,052 and $ 5,525 as of December 31, 2010 and 2011, respectively. Balance as of December 31, 2011, includes allowance for doubtful accounts from Wavion acquisition in amount of $294.   The Company charges off receivables when they are deemed uncollectible. Actual collection experience may not meet expectations and there may be an effect in the Company's ability to collect customers' debts in a timely manner or at all and this may result in increased bad debt expense.

Total doubtful debts expenses during 2009, 2010 and 2011 amounted to $ 904, $ 4,604 and $ 1,994, respectively. The 2010 expense is mainly a result of a single customer for which the Company deemed the balance as uncollectable. Total write offs amounted $ 0, $ 690 and $ 1,815 in 2009, 2010 and 2011, respectively.

u.	Fair value of financial instruments:

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 -	Includes other inputs that are directly or indirectly observable in the marketplace.

Level 3 -	Unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

In accordance with ASC 820 "Fair Value Measurements and Disclosures", the Company measures its foreign currency derivative contracts at fair value using a market approach valuation technique based on marketplace observable inputs foreign exchange rates, as follows:

	December 31, 2011
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency option	$-	$16	$-	$16
Foreign currency forwards	-	86	-	86

Total financial assets	$-	$102	$-	$102

Liabilities:
Foreign currency option	$-	$1,033	$-	$1,033
Foreign currency forwards	-	1,657	-	1,657

Total financial liabilities	$-	$2,690	$-	$2,690

	December 31, 2010
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency option	$-	$524	$-	$524
Foreign currency forwards	-	2,176	-	2,176

Total financial assets	$-	$2,700	$-	$2,700

Liabilities:
Foreign currency option	$-	$41	$-	$41
Foreign currency forwards	-	133	-	133

Total financial liabilities	$-	$174	$-	$174

The carrying amounts of cash and cash equivalents, short-term bank deposits, trade receivables, trade payables and loan approximate their fair values, due to the short-term maturities of these instruments.

v.	Derivative instruments:

The Company accounts for derivatives and hedging based on ASC 815 "Derivatives and Hedging". ASC 815 requires a company to recognize all derivative instruments on the balance sheet at fair value. The accounting for changes in the fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation.

The Company has instituted a foreign currency cash flow hedging policy in order to hedge against the risk of overall changes in future cash flows for a period of approximately 1 year resulting from foreign currency trade payables and salary payments during the year. The Company hedges portions of its forecasted expenses denominated in NIS and Romanian New Lei ("RON") with currency forwards contracts and put and call options. These forward and option contracts are designated as cash flow hedges. The Company does not have a master netting policy and as such each arrangement is accounted for separately.

For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income (loss) and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any, is recognized in current earnings during the period of change. For derivative instruments not designated as hedging instruments, the gain or loss is recognized in current earnings during the period of change.

During 2010-2011 the Company performed organizational changes and headcount reductions, and as a result the payroll and trade payables payments have decreased. There was an ineffective portion of the hedging in an amount of $96 and $ 3, respectively which has been recognized in statement of operations in the financial income (expense) net, as ineffective hedge portion. The Company does not enter into derivative transactions for trading purposes.

As of December 31, 2011, the Company recorded accumulated other comprehensive loss in the net amount of $ 2,674 (as further detailed in the following tables) from its currency forward and put and call options transactions with respect to trade payables and payroll expenses expected to be incurred during 2012 and 2013. Such amount will be reclassified into earnings within the next 13 months.

The notional principal of foreign exchange contracts to purchase NIS with U.S. dollars was $39,700 and $ 81,158 at December 31, 2010 and 2011, respectively. The notional principal of foreign exchange contracts to purchase RON with U.S. dollars was $ 3,750 and $ 5,750 at December 31, 2010 and 2011, respectively.

The fair value of the Company's outstanding derivative instruments qualified as hedging instruments at December 31, 2010 and 2011 is summarized below:

		December 31,
	Balance sheet location	2010	2011
Assets

Foreign exchange option contracts	Other accounts receivable and prepaid expenses	$523	$16
Foreign exchange forward contracts		2,116	-

		$2,639	$16
Liabilities

Foreign exchange option contracts	Other accounts payable and accrued expenses	$(40)	$(1,033)
Foreign exchange forward contracts		-	(1,657)

		$(40)	$(2,690)

Derivatives assets (liabilities), net		$2,599	$(2,674)

The effect of derivative instruments in cash flow hedging relationships on income (loss) and other comprehensive income (loss) for the years ended December 31, 2009, 2010 and 2011 is summarized below:

	Increase (decrease) in gains recognized in other comprehensive income (loss) on derivative (effective portion)
	Year ended December 31,
	2009	2010	2011
Derivative in cash flow hedging relationship
Foreign exchange option contracts	$3,781	$662	$(1,177)
Foreign exchange forward contracts	2,124	2,428	(1,229)

	$5,905	$3,090	$(2,406)

The following is the change in the other comprehensive income (loss) of unrealized gains on foreign currency cash flow hedge during 2011:

Other comprehensive income (loss)

Other comprehensive income from unrealized gains on foreign currency cash flow hedge as of January 1, 2011	$2,599
Reclassification to earnings of realized gains on foreign currency cash flow hedge	(2,867)
Unrealized net losses on foreign currency cash flow hedge	(2,406)
Other comprehensive loss from losses on foreign currency cash flow hedge as of December 31, 2011	$(2,674)

		Gains (losses) reclassified from other comprehensive income (loss) into income (expenses) (effective portion)
		Year ended December 31,
	Location	2009	2010	2011

Derivative in cash flow hedging relationship
Foreign exchange option contracts	Cost of sales and operating expenses	$(2,390)	$175	$273
Foreign exchange forward contracts	Cost of sales and operating expenses	(207)	2,441	2,591

		$(2,597)	$2,616	$2,864

The Company entered into forward contracts to hedge the fair value of assets and liabilities denominated in Euros. As of December 31, 2010, the Company had outstanding forward contracts that did not meet the definition of hedge accounting, in the notional  amount of $ 5,938, the fair value of which is presented in other accounts payable and accrued expenses, and in the notional amount of $ 1,395 the fair value of which is presented in other accounts receivable and prepaid expenses. These contracts were for a period of up to twelve months. As of December 31,2011, the Company had outstanding forward contracts that did not meet the definition of hedge accounting, in the notional  amount of $1,142, the fair value of which is presented in other accounts receivable and prepaid expenses.  The Company measured the fair value of the contracts in accordance with ASC 820 at level 2. The net gains (losses) recognized in statement of operations in the financial income (expenses) net during 2009, 2010 and 2011 were $ (128), $ 528 and $ (307), respectively.

w.	Comprehensive income:

The Company accounts for comprehensive income in accordance with ASC 220 "Comprehensive Income". This Statement establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its items of comprehensive income relate to gains and losses on hedging derivative instruments.

x.	Treasury stock:

The Company repurchases its Ordinary shares from time to time in the open market and holds such shares as treasury stock. The Company presents the cost to repurchase treasury stock as a reduction of shareholders' equity.

y.	Investment in affiliate:

The Company accounts for its investment in an affiliate in which the Company holds less than 20%, using the cost method of accounting since the Company does not have the ability to exercise significant influence over operating and financial policies of this investee.

The Company's investment is reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the investment may not be recoverable. Following the Company's decision not to continue funding the affiliate, the Company's holding was diluted into an immaterial amount during 2009, and the Company recorded an impairment of the entire investment in the amount of $ 1,554 in the year end December 31, 2009.

z.	Restructuring and other charges:

During 2009 and 2010, the Company implemented separate restructuring plans, their main purposes were to close and minimize several internal activities, reorganize its units, and reduce headcount of approximately 90 and 160 employees, respectively. During 2011 the Company implemented an additional plan for cost reduction and organizational changes to certain of the Company's units of operations and reduced by 194 the Company's headcount. The Company recorded in 2009, 2010 and 2011 charges of $ 2,787, $ 3,573 and $ 12,040, respectively. In addition to the charges to short and long term accrued amounts below, these charges included $ 282, $ 343 and $ 650, respectively, related to write-offs of leasehold improvements due to abandonment of rental premises as a result of the above mentioned plans. The 2011 plan also included costs amounting to approximately $ 3,000 due to fixed assets disposals, $ 154 due to reverse of grants receivable and $ 359 prepaid service R&D.  The Company has accounted for the restructuring and cost reduction plans in accordance with ASC 420 "Exit or Disposal Cost Obligations".

As of December 31, 2011, the short term components of the restructuring and cost reduction plan accrual are as follows:

	Employee termination benefits	Repayments of grants	Lease abandonment	Other	Total

Balance as of January 1, 2010	$1,190	$923	$340	$42	$2,495
Charges	1,868	-	1,175	186	3,229
Cash outlays	(2,777)	-	(917)	(175)	(3,869)

Balance as of December 31, 2010	281	923	598	53	1,855
Charges (Reverse)	2,954	(923)	3,158	1,526	6,715
Cash outlays	(1,785)	-	(1,881)	(427)	(4,093)

Balance as of December 31, 2011	$1,450	$-	$1,875	$1,152	$4,477

As of December 31, 2011, the long term components of the cost reduction plan amounted to $ 547 and are presented as Long term accrued expenses. These costs are due to lease abandonment and are expected to be paid during 2013.

The restructuring and other charges do not include the impact related to stock based compensation (for stock based compensation see Note 12c).

aa.	Transfers of financial assets:

ASC 860 "Transfers and Servicing", establishes a standard for determining when a transfer of financial assets should be accounted for as a sale. The Company's arrangements are such that the underlying conditions are met for the transfer of financial assets to qualify for accounting as a sale, excluding transactions presented below as a secured borrowing. The transfers of financial assets are typically performed by the factoring of receivables to three Israeli financial institutions.

During the years ended December 31, 2009, 2010 and 2011, the Company sold trade receivables to Israeli financial institutions in a total amount of $ 44,991, $ 43,046 and $ 52,303, respectively. Control and risk of those trade receivables were fully transferred in accordance with ASC 860. As of December 31, 2010 and 2011, the Company had a transaction that did not meet the guidance of ASC 860 and is presented as a secured borrowing as part of other accounts payable and accrued expenses in the amount of $ 1,770 and $ 987, respectively.

The agreements, pursuant to which the Company sells its trade receivables, are structured such that the Company (i) transfers the proprietary rights in the receivable from the Company to the financial institution; (ii) legally isolates the receivable from the Company's other assets, and presumptively puts the receivable beyond the lawful reach of the Company and its creditors, even in bankruptcy or other receivership; (iii) confers on the financial institution the right to pledge or exchange the receivable; and (iv) eliminates the Company's effective control over the receivable, in the sense that the Company is not entitled and shall not be obligated to repurchase the receivable other than in case of failure by the Company to fulfill its commercial obligation.

The aggregate amounts of financing expense related to the sales of trade receivables for the years ended December 31, 2009, 2010 and 2011 were $ 661, $ 578 and $ 818, respectively.

ab.	Business Combination:

According to ASC 805 "Business Combination", the Company recognizes assets acquired, liabilities assumed and any non-controlling interest at the acquisition date measured at their fair values as of that date. ASC 805 also requires the fair value of acquired in-process research and development to be recorded as intangibles with indefinite lives, contingent consideration to be recorded on the acquisition date, and restructuring and acquisition-related deal costs to be expensed as incurred. According to ASC 805, the Company is required to allocate the purchase price of acquired companies to the tangible and intangible assets acquired, and liabilities assumed based on their estimated fair values. In allocating the purchase price of acquired companies to the tangible and intangible assets acquired and liabilities assumed, the Company developed the required assumptions underlying the valuation work. Critical estimates in valuing certain of the intangible assets include but are not limited to: future expected cash flows from customer contracts, customer lists and distribution agreements,. Management's estimates of fair value are based upon assumptions believed to be reasonable, utilizing a market participant approach, but which are inherently uncertain and unpredictable. Assumptions may be incomplete or inaccurate, and unanticipated events and circumstances may occur.

ac.	Impact of recently issued Accounting Standards:

In May 2011, the Financial Accounting Standards Board, or FASB issued ASU 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, codified in ASC 820 "Fair Value Measurement". The guidance requires an entity to use a consistent definition of fair value to ensure that the fair value measurement and disclosure requirements are similar between U.S. GAAP and International Financial Reporting Standards. The guidance changes certain fair value measurement principles and enhances the disclosure requirements particularly for Level 3 fair value measurements, and will become effective for the Company beginning January 1, 2012. The Company does not expect the adoption of this new guidance to have a material impact on its financial statements.

In June 2011, the FASB issued ASU 2011-05 Presentation of Comprehensive Income, codified in ASC 220 "Comprehensive Income". The guidance requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The guidance also eliminates the option to present the components of other comprehensive income as part of the statement of equity. In December 2011, the FASB issued ASU 2011-12, deferring indefinitely the effective date for some of the amendments outlined in ASU 2011-05, but the remainder of its provisions will become effective for the Company beginning January 1,2012. The Company is still evaluating whether to present other comprehensive income in a single continuous statement of comprehensive income or in two separate but consecutive statements.

In September 2011, the FASB issued ASU 2011-08, Testing Goodwill for Impairment, codified in ASC 350 "Intangibles – Goodwill and Other". The revised accounting standard update intends to simplify how an entity tests goodwill for impairment. The amendment will allow an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. An entity no longer will be required to calculate the fair value of a reporting unit unless the entity determines, based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. This accounting standard update will be effective for the Company beginning January 1, 2012. The Company does not expect the adoption of this new guidance to have a material impact on its financial statements.